Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between Company’s financial performance and the “Compensation Actually Paid” to (i) our principal executive officer (“PEO”) and (ii) our NEOs other than the PEO, on an average basis (“Non-PEO NEOs”) for each of the fiscal years ending December 31, 2020, 2021, and 2022. The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. For detail on our executive compensation programs, see the CD&A and the compensation tables above.
				Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs		Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Loss(4) (millions)	Adjusted EBITDA(5) (millions)
2022	$23,716,161	$(16,102,151)	$3,661,539	$(1,410,136)	$92.50	$36.78	$(973.6)	$46.6
2021	18,909,546	94,110,594	3,294,830	14,147,248	379.74	57.67	(1,269.8)	(291.7)
2020	20,926,785	11,598,195	2,757,888	1,133,986	29.60	60.85	(4,589.4)	(999.2)

(1)
For each of 2020, 2021, and 2022, Adam M. Aron served as the Company’s PEO. For 2020, the Company’s Non-PEO NEOs were Craig R. Ramsey, Sean D. Goodman, John D. McDonald, Elizabeth F. Frank, and Stephen A. Colanero. For 2021, the Company’s Non-PEO NEOs were Sean D. Goodman, John D. McDonald, Elizabeth F. Frank, and Stephen A. Colanero. For 2022, the Company’s Non-PEO NEOs were Sean D. Goodman, Daniel E. Ellis, Elizabeth F. Frank, and Kevin M. Connor.

(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for each applicable fiscal year. Fair Value, FMV, or change in Fair Value, as applicable, of equity awards was determined by reference to (i) for RSU awards, closing prices on applicable year-end dates or the actual vesting dates, and (ii) for PSU awards, the same valuation methodology as RSU awards except year-end and vesting date values are multiplied by the probability of achievement as of each such date.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Reported in Summary Compensation Table (“SCT”)	$23,716,161	$3,661,539	$18,909,546	$3,294,830	$20,926,785	$2,757,888
Less, Value of Stock Awards Reported in SCT	(16,194,055)	(1,988,352)	(11,436,117)	(1,543,267)	(14,798,988)	(1,763,186)
Less, Change in Pension Value in SCT	—	—	—	(4,021)	—	(35,390)
Plus, Pension Service Cost and Impact of Pension Plan Amendments	—	—	—	—	—	—
Plus, Year-End Value of Current Year Awards that are Unvested and Outstanding	3,535,520	432,536	54,972,614	7,395,469	1,969,906	236,776
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(18,062,564)	(2,264,115)	15,024,550	2,188,456	(156,730)	(80,678)
Plus, FMV at Vesting of Current Year Awards that Vested this Year	—	8,167	—	—	2,713,718	333,587
Plus, Change in Fair Value at Vesting of Prior Year Awards that Vested this Year	(9,374,022)	(1,285,626)	16,625,000	2,811,539	(207,496)	(91,330)
Less, Prior Year Fair Value of Prior Year Awards that Forfeited this Year	—	—	—	—	—	(348,976)
Plus, Value of Accrued Dividend Equivalents Paid Upon Vesting of Awards this Year	276,809	25,716	15,000	4,242	1,151,000	125,296
Compensation Actually Paid	(16,102,151)	(1,410,136)	94,110,594	14,147,248	11,598,195	1,133,986

(3)
The Total Shareholder Return (“TSR”) for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. The Peer Group TSR reflects the Company’s peer group consisting of Cinemark Holdings, Inc. (CNK) and IMAX Corporation (IMAX) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Historical stock performance is not necessarily indicative of future stock performance.

(4)
Reflects the Company’s Net Loss prepared in accordance with U.S. GAAP and reported in its Annual Report on Form 10-K for the applicable fiscal year.

(5)
The Company chose Adjusted EBITDA as its Company Selected Measure for the most recent fiscal year because it is a key performance metric utilized in both the AIP and PSU grants under the EIP. Adjusted EBITDA is a non-GAAP financial measure and is determined in the same manner as described and defined in the Company’s Annual Report on Form 10-K (see Appendix A of this Proxy Statement for the calculation of Adjusted EBITDA for the fiscal year ended December 31, 2022). This performance measure may not have been the most important financial performance measure for prior fiscal years and we may determine a different performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
For each of 2020, 2021, and 2022, Adam M. Aron served as the Company’s PEO. For 2020, the Company’s Non-PEO NEOs were Craig R. Ramsey, Sean D. Goodman, John D. McDonald, Elizabeth F. Frank, and Stephen A. Colanero. For 2021, the Company’s Non-PEO NEOs were Sean D. Goodman, John D. McDonald, Elizabeth F. Frank, and Stephen A. Colanero. For 2022, the Company’s Non-PEO NEOs were Sean D. Goodman, Daniel E. Ellis, Elizabeth F. Frank, and Kevin M. Connor.

Peer Group Issuers, Footnote
(3)
	The Total Shareholder Return (“TSR”) for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019. The Peer Group TSR reflects the Company’s peer group consisting of Cinemark Holdings, Inc. (CNK) and IMAX Corporation (IMAX) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 23,716,161	$ 18,909,546	$ 20,926,785
PEO Actually Paid Compensation Amount	$ (16,102,151)	94,110,594	11,598,195
Adjustment To PEO Compensation, Footnote
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for each applicable fiscal year. Fair Value, FMV, or change in Fair Value, as applicable, of equity awards was determined by reference to (i) for RSU awards, closing prices on applicable year-end dates or the actual vesting dates, and (ii) for PSU awards, the same valuation methodology as RSU awards except year-end and vesting date values are multiplied by the probability of achievement as of each such date.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Reported in Summary Compensation Table (“SCT”)	$23,716,161	$3,661,539	$18,909,546	$3,294,830	$20,926,785	$2,757,888
Less, Value of Stock Awards Reported in SCT	(16,194,055)	(1,988,352)	(11,436,117)	(1,543,267)	(14,798,988)	(1,763,186)
Less, Change in Pension Value in SCT	—	—	—	(4,021)	—	(35,390)
Plus, Pension Service Cost and Impact of Pension Plan Amendments	—	—	—	—	—	—
Plus, Year-End Value of Current Year Awards that are Unvested and Outstanding	3,535,520	432,536	54,972,614	7,395,469	1,969,906	236,776
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(18,062,564)	(2,264,115)	15,024,550	2,188,456	(156,730)	(80,678)
Plus, FMV at Vesting of Current Year Awards that Vested this Year	—	8,167	—	—	2,713,718	333,587
Plus, Change in Fair Value at Vesting of Prior Year Awards that Vested this Year	(9,374,022)	(1,285,626)	16,625,000	2,811,539	(207,496)	(91,330)
Less, Prior Year Fair Value of Prior Year Awards that Forfeited this Year	—	—	—	—	—	(348,976)
Plus, Value of Accrued Dividend Equivalents Paid Upon Vesting of Awards this Year	276,809	25,716	15,000	4,242	1,151,000	125,296
Compensation Actually Paid	(16,102,151)	(1,410,136)	94,110,594	14,147,248	11,598,195	1,133,986

Non-PEO NEO Average Total Compensation Amount	$ 3,661,539	3,294,830	2,757,888
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,410,136)	14,147,248	1,133,986
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below sets forth the adjustments to Total Compensation as reported in the Summary Compensation Tables used in calculating the Compensation Actually Paid for each applicable fiscal year. Fair Value, FMV, or change in Fair Value, as applicable, of equity awards was determined by reference to (i) for RSU awards, closing prices on applicable year-end dates or the actual vesting dates, and (ii) for PSU awards, the same valuation methodology as RSU awards except year-end and vesting date values are multiplied by the probability of achievement as of each such date.

	2022		2021		2020
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Reported in Summary Compensation Table (“SCT”)	$23,716,161	$3,661,539	$18,909,546	$3,294,830	$20,926,785	$2,757,888
Less, Value of Stock Awards Reported in SCT	(16,194,055)	(1,988,352)	(11,436,117)	(1,543,267)	(14,798,988)	(1,763,186)
Less, Change in Pension Value in SCT	—	—	—	(4,021)	—	(35,390)
Plus, Pension Service Cost and Impact of Pension Plan Amendments	—	—	—	—	—	—
Plus, Year-End Value of Current Year Awards that are Unvested and Outstanding	3,535,520	432,536	54,972,614	7,395,469	1,969,906	236,776
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(18,062,564)	(2,264,115)	15,024,550	2,188,456	(156,730)	(80,678)
Plus, FMV at Vesting of Current Year Awards that Vested this Year	—	8,167	—	—	2,713,718	333,587
Plus, Change in Fair Value at Vesting of Prior Year Awards that Vested this Year	(9,374,022)	(1,285,626)	16,625,000	2,811,539	(207,496)	(91,330)
Less, Prior Year Fair Value of Prior Year Awards that Forfeited this Year	—	—	—	—	—	(348,976)
Plus, Value of Accrued Dividend Equivalents Paid Upon Vesting of Awards this Year	276,809	25,716	15,000	4,242	1,151,000	125,296
Compensation Actually Paid	(16,102,151)	(1,410,136)	94,110,594	14,147,248	11,598,195	1,133,986

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Tabular List of Performance Measures
The table below lists all of the financial performance measures the Company used to link compensation actually paid for our NEOs to company performance, over the fiscal year ending December 31, 2022. Adjusted EBITDA is used to determine the AIP payouts for each of the NEOs. Both Adjusted EBITDA and Free Cash Flow are used to determine vesting levels of PSU grants under the EIP to each of the NEOs. Each of Adjusted EBITDA and Free Cash Flow are non-GAAP financial measures and should not be construed as an alternative to net earnings and cash flow from operations (each as determined in accordance with U.S. GAAP) as indicators of operating performance. See Appendix A for the calculation of Adjusted EBITDA and Free Cash Flow for the fiscal year ended December 31, 2022.
Most Important Financial Performance Measures
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 92.5	379.74	29.6
Peer Group Total Shareholder Return Amount	36.78	57.67	60.85
Net Income (Loss)	$ (973,600,000)	$ (1,269,800,000)	$ (4,589,400,000)
Company Selected Measure Amount	46,600,000	(291,700,000)	(999,200,000)
PEO Name	Adam M. Aron
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
	The Company chose Adjusted EBITDA as its Company Selected Measure for the most recent fiscal year because it is a key performance metric utilized in both the AIP and PSU grants under the EIP. Adjusted EBITDA is a non-GAAP financial measure and is determined in the same manner as described and defined in the Company’s Annual Report on Form 10-K (see Appendix A of this Proxy Statement for the calculation of Adjusted EBITDA for the fiscal year ended December 31, 2022).
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,194,055)	$ (11,436,117)	$ (14,798,988)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,535,520	54,972,614	1,969,906
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,062,564)	15,024,550	(156,730)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,713,718
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,374,022)	16,625,000	(207,496)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,809	15,000	1,151,000
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,988,352)	(1,543,267)	(1,763,186)
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,021)	(35,390)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	432,536	7,395,469	236,776
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,264,115)	2,188,456	(80,678)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,167		333,587
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,285,626)	2,811,539	(91,330)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Forfeited Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(348,976)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 25,716	$ 4,242	$ 125,296